Debt - Short Term Borrowings (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Short-term Debt [Line Items]
Net cash deposit	$ 118,000,000		$ 113,000,000
Maximum borrowing capacity	2,750,000,000
Short-term borrowings	$ 1,098,000,000		259,000,000
Bank Indebtedness [Member]
Short-term Debt [Line Items]
Covenant percentage USD cash deposit to outstanding euro balance	105.00%
Gross amount outstanding under the credit facility	$ 112,000,000	€ 98,000,000	108,000,000	€ 90,000,000
Increase in restricted cash deposits	118,000,000
Short-term borrowings	35,000,000		9,000,000
U.S. Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity	1,000,000,000
Short-term borrowings	$ 903,000,000		$ 70,000,000
Weighted-average interest rate on notes outstanding	3.00%	3.00%	1.84%	1.84%
Debt maturity period	Maturities less than three months.
Euro-Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Debt issuance description	Under the euro-Program, the Company may issue euro-commercial paper notes [the "euro notes"] up to a maximum aggregate amount of €500 million or its equivalent in alternative currencies.
Maximum borrowing capacity | €				€ 500,000,000
Short-term borrowings	$ 160,000,000	€ 140,000,000	$ 180,000,000	€ 150,000,000
Weighted-average interest rate on notes outstanding	(0.24%)	(0.24%)	(0.22%)	(0.22%)
Debt maturity period	Maturities less than three months.
Prepaid Expenses and Other [Member] | Bank Indebtedness [Member]
Short-term Debt [Line Items]
Net cash deposit	$ 6,000,000		$ 5,000,000